Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2019
Critical accounting estimates and judgements [Abstract]
Critical accounting estimates and judgements
Critical accounting estimates and judgments
The preparation of consolidated financial statements in accordance with IFRS often requires management to make estimates about, and apply assumptions or subjective judgment to, future events and other matters that affect the reported amounts of the Company’s assets, liabilities, revenues, expenses and related disclosures. Assumptions, estimates and judgments are based on historical experience, expectations, current trends and other factors that management believes to be relevant at the time at which the Company’s consolidated financial statements are prepared. Management reviews, on a regular basis, the Company’s accounting policies, assumptions, estimates and judgments in order to ensure the consolidated financial statements are presented fairly and in accordance with IFRS.
Critical accounting estimates and judgments are those that have a significant risk of causing material adjustment and are often applied to matters or outcomes that are inherently uncertain and subject to change. As such, management cautions that future events often vary from forecasts and expectations and that estimates routinely require adjustment.
Management considers the following areas to be those where critical accounting policies affect the significant judgments and estimates used in the preparation of the Company’s consolidated financial statements.
Critical estimates in applying the Company’s accounting policies

•	Contingent consideration
Contingent consideration is a financial liability recorded at fair value. The amount of contingent consideration to be paid is based on the occurrence of future events, such as the achievement of certain development, regulatory and sales milestones. Accordingly, the estimate of fair value contains uncertainties as it involves judgment about the likelihood and timing of achieving these milestones as well as the discount rate used. Changes in fair value of the contingent consideration obligation result from changes to the assumptions used to estimate the probability of success for each milestone, the anticipated timing of achieving the milestones and the discount period and rate to be applied. A change in any of these assumptions could produce a different fair value, which could have a material impact on the results from operations. The impact of changes in key assumptions is described in note 11.

•	Royalty obligation
As the royalty obligation is a calculation of future payments the Company is required to use judgment to determine the most appropriate model to use to measure the obligation and is required to use significant judgment and estimates in determining the inputs into the model. There are multiple unobservable inputs. The determination of these cash flows is subject to significant estimates and assumptions including:

•	Net pricing - this includes estimates of the gross pricing of the product, gross to net discount and annual price escalations of the product

•
Number of patients being treated - this includes various inputs to derive the number of patients receiving treatment including the number of patients receiving treatment, market penetration, time to peak market penetration, and the timing of generics entering the market

•	Probability of success and occurrence - this is the probability of the future cash outflows occurring

•	Discount rate - the rate selected to measure the risks inherent in the future cash flows

Management developed the model and inputs in conjunction with their internal scientific team and utilized third party scientific studies, information provided by third party consultants engaged by the Company and research papers as sources to develop their inputs. They also utilized the market capitalization of the Company as one input into the model. Management believes the liability is based on reasonable assumptions, however these assumptions may be incomplete or inaccurate and unanticipated events and circumstances may occur. Reasonable possible changes in the assumptions have a material impact on the estimated value of the obligation. There are numerous significant inputs into the model all of which individually or in combination result in a material change to the obligation.

The key assumptions used by management include the estimated probability of market approval of 86%, and the discount rate of 12%. If the probability of success were to increase to 95% this would increase the obligation by $737,000 and if it were to decrease to 77% this would decrease the obligation by $737,000. If the discount rate were to increase to 14%, this would decrease the obligation by $860,000, and if it were to decrease to 10%, this would increase the obligation by $1,022,000. An increase or decrease in the estimated gross pricing by 10% would result in a $700,000 change in the obligation. An increase or decrease in the estimated number of patients being treated by 10% would result in a $700,000 change in the obligation. A change in the obligation value would also impact the related expense.

•	Derivative Warrant Liabilities
Warrants issued pursuant to equity offerings that are potentially exercisable in cash or on a cashless basis resulting in a variable number of shares being issued are considered derivative liabilities and therefore measured at fair value.
The Company uses the Black-Scholes pricing model to estimate fair value at each exercise and period end date. The key assumptions used in the model are the expected future volatility in the price of the Company’s shares and the expected life of the warrants. The impact of changes in key assumptions is described in note 13.

•	Fair value of stock options
Determining the fair value of stock options on the grant date, requires judgment related to the choice of a pricing model, the estimation of stock price volatility and the expected term of the underlying instruments. Any changes in the estimates or inputs utilized to determine fair value could result in a significant impact on the Company’s reported operating results, liabilities or other components of shareholders’ equity. The key assumption used by management is the term of the underlying instrument.
Critical judgments in applying the Company’s accounting policies

•	Revenue recognition
Management’s assessments related to the recognition of revenues for arrangements containing multiple elements are based on estimates and assumptions. Judgment is necessary to identify separate performance obligations and to allocate related consideration to each separate performance obligation. Where deferral of license fees is deemed appropriate, subsequent revenue recognition is often determined based on certain assumptions and estimates, the Company’s continuing involvement in the arrangement, the benefits expected to be derived by the customer and expected patent lives. The estimate of variable consideration requires significant judgment and an assessment of their potential reversal. Management also uses judgment in assessing if a license is a right to use or a right to access intellectual property. Factors that are considered include whether the customer reasonably expects (arising from the entity's customary business practices) that the entity will undertake activities that will significantly affect the intellectual property, the rights granted by the license directly expose the customer to any positive or negative effects of the entity's activities and whether those activities transfer a separate good or service to the customer. To the extent that any of the key assumptions or estimates change, future operating results could be affected.

•	Impairment of intangible assets
The Company follows the guidance of IAS 36 to determine when impairment indicators exist for its intangible assets. When impairment indicators exist, the Company is required to make a formal estimate of the recoverable amount of its intangible assets. This determination requires significant judgment. In making this judgment, management evaluates external and internal factors, such as significant adverse changes in the technological, market, economic or legal environment in which the Company operates as well as the results of its ongoing development programs. Management also considers the carrying amount of the Company’s net assets in relation to its market capitalization as a key indicator. In making a judgment as to whether impairment indicators exist as at December 31, 2019, management concluded there were none.
•Royalty obligation
The Company follows the guidance of IAS 19 in assessing the recognition of a royalty obligation. The recognition of a royalty obligation and the determination of the amount to record is based on estimates and assumptions. Judgment is necessary to determine these estimates and assumptions which include determining the likelihood of future material payments becoming probable and the the best methods by which to quantify these payments.
During the year the Company successfully completed the phase 3 trial for lupus nephritis and as result is in the process of preparing an NDA submission for regulatory approval with the FDA. As a result of this milestone being achieved, management has determined that future royalties are more probable to be payable in the future than in previous years, and therefore has recorded a royalty obligation.
Management determined that an income approach using an internal risk -adjusted net present value analysis was the best estimate to measure the obligation. This approach was further supported by a valuation model utilizing a market capitalization approach.

•	Derivative warrant liabilities
Management has determined that derivative warrant liabilities are classified as long term as these derivative warrant liabilities will ultimately be settled for common shares and therefore the classification is not relevant.

•	Capitalization of research and development expense
Internal development expenditure is capitalized if it meets the recognition criteria of IAS 38 Intangible Assets. This is considered a key judgment. Where regulatory and other uncertainties are such that the criteria are not met, the expenditures is recognized in net loss and this is almost invariably the case prior to approval of the drug by the relevant regulatory authority.
Judgment is applied in determining the starting point for capitalizing internal development costs. However, a strong indication that the criteria in IAS 38 to capitalize these costs arises when a product obtains final approval by a regulatory authority. It is the clearest point at which the technical feasibility of completing the asset is proven and is the most difficult criterion to demonstrate. Filing for obtaining regulatory approval is also sometimes considered as the point at which all relevant criteria including technical feasibility are considered met. During 2019 the Company successfully completed the phase 3 trial for lupus nephritis. At December 31, 2019 the Company had not made an application for regulatory approval or received regulatory approval in any market. Therefore, in management's judgment the criteria to capitalize development costs had not been met. Additional information is included in note 15.

•	Deferred tax asset
The company recognizes deferred tax assets only to the extent that it is probable that future taxable profits, feasible tax planning strategies and deferred tax liabilities will be available against which the tax losses can be utilized. Estimation of the level of future taxable profits is therefore required in order to determine the appropriate carrying value of the deferred tax asset. Given the company's past losses, plans to continue research and development in other indications and uncertainty of its ability to generate future taxable profit, management does not believe that it is more probable than not that the company can realize its deferred tax assets and therefore, it has not recognized any amount in the consolidated statements of financial position. Additional information is included in note 17.